Income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income before income taxes	R$ 676,391	R$ 429,582	R$ 428,433
Statutory income taxes rate	34.00%	34.00%	34.00%
Income taxes at statutory rate	R$ (229,973)	R$ (146,058)	R$ (145,667)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(37,007)	(32,274)	(32,859)
PROUNI - Fiscal incentive (i)	379,747	309,952	270,062
Unrecognized deferred taxes	(130,074)	(154,062)	(117,377)
Recognized deferred taxes		3,233
Presumed profit income tax regime effect (ii)	338	(8,787)	(1,549)
Permanent adjustments	(13,453)	(4,687)	(12,226)
Other	2,951	8,517	3,939
Income taxes expense	(27,471)	(24,166)	(35,677)
Current	(24,238)	(27,399)	(35,677)
Deferred	R$ (3,233)	R$ 3,233
Effective rate	4.10%	5.62%	8.33%